Xtrackers Cybersecurity Select Equity ETF Average Annual Total Returns		12 Months Ended	17 Months Ended	30 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive Cyber Security Focus Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.82%		13.21%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	19.55%	18.71%
Xtrackers Cybersecurity Select Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.36%		12.67%
Xtrackers Cybersecurity Select Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.02%		10.06%
Xtrackers Cybersecurity Select Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.71%		13.12%
Performance Inception Date	Jul. 13, 2023